Cover	12 Months Ended
Jun. 27, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Seagate Technology Holdings plc
Entity Central Index Key	0001137789